Offerings - Offering: 1	Apr. 11, 2025 USD ($) shares
Offering:
Rule 415(a)(6)	true
Security Type	Equity
Security Class Title	Common shares, par value $0.10 per share
Amount Registered | shares	62,888,215
Maximum Aggregate Offering Price	$ 233,944,159.8
Carry Forward Form Type	F-3
Carry Forward File Number	333-266328
Carry Forward Initial Effective Date	Dec. 02, 2024
Filing Fee Previously Paid in Connection with Unsold Securities to be Carried Forward	$ 35,816.85
Offering Note
(1)
This prospectus supplement includes 62,888,215 common shares previously registered on a prospectus supplement dated December 2, 2024 accompanying Registration Statement No. 333-266328 and which remain unsold. Pursuant to Rule 415(a)(6) under the Securities Act, the filing fee previously paid in connection with such unsold shares will continue to be applied to such unsold shares.